Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Earnings [Abstract]
Revenue	$ 1,447,821	$ 1,462,126	$ 1,453,555
Cost of products sold	959,311	987,080	990,911
Selling and administrative expenses	357,845	301,266	269,765
Operating Income	130,665	173,780	192,879
Interest expense	16,067	16,147	16,901
Earnings Before Income Taxes	114,598	157,633	175,978
Income taxes	32,827	43,335	50,896
Earnings from continuing operations	81,771	114,298	125,082
Loss from discontinued operations, net of tax	(8,125)	(1,003)	(1,174)
Net Earnings	$ 73,646	$ 113,295	$ 123,908
Basic:
Continuing operations (in dollars per share)	$ 1.69	$ 2.30	$ 2.52
Discontinued operations (in dollars per share)	$ (0.17)	$ (0.02)	$ (0.02)
Earnings per common share (in dollars per share)	$ 1.52	$ 2.28	$ 2.50
Diluted:
Continuing operations (in dollars per share)	$ 1.67	$ 2.29	$ 2.51
Discontinued operations (in dollars per share)	$ (0.17)	$ (0.02)	$ (0.02)
Earnings per common share (in dollars per share)	$ 1.51	$ 2.27	$ 2.49
Weighted average number of common shares outstanding:
Basic (in shares)	48,525	49,755	49,596
Diluted (in shares)	48,819	49,934	49,822